Intangible Assets, net (Details - Estimated future amortization expense) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 381,889
2027	381,889
2028	381,889
2029	381,889
2030	381,889
Thereafter	3,417,515
Intangible assets, net	$ 5,326,960	$ 3,699,491